INCOME TAXES (Details Narrative)						3 Months Ended	12 Months Ended
	Feb. 28, 2022 shares	Feb. 17, 2022	Feb. 01, 2022	Jan. 24, 2022 USD ($) ft²	Dec. 22, 2017	Apr. 13, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2022 USD ($) shares
Operating Loss Carryforwards [Line Items]
Federal corporate income tax rate					35.00%		21.00%	21.00%
[custom:OperatingLossCarryForwardExpiringDescription]							which begin expiring in the year 2033, that may be used to offset future taxable income
Deferred Tax Assets, Valuation Allowance | $							$ 21,515,047	$ 18,379,120
Income tax likelihood description							greater than 50% likely
Area of land | ft²				3,521
Security deposit | $							$ 3,587		$ 2,593
Reverse stock split		1-for-300 reverse stock split
Common stock shares issued							3,331,916	1,661,431	10,712,319
Common stock shares outstanding							3,331,916	1,661,431	10,712,319
Subsequent Event [Member]
Operating Loss Carryforwards [Line Items]
Lease description				the Company entered into leasing agreements for 3,521 square feet of office space commencing upon the completion of tenant improvements which is expected to be on April 1, 2022 but shall be no later than May 1, 2022 (“Commencement Date”). Under the terms of the leases, the Company is required to pay $3,668 for the first twelve months of the lease and increasing by
Area of land | ft²				3,521
Lease term				5 years
Security deposit | $				$ 3,668
Option to extend				The Company does not have an option to extend the lease
Reverse stock split	1-for-300 reverse stock split
Common stock shares issued	994,871,337
Common stock shares outstanding	994,871,337
Stock issued for services rendered						6,500
Subsequent Event [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Common stock shares issued	3,331,916
Common stock shares outstanding	3,331,916
Subsequent Event [Member] | Chief Executive Officer [Member]
Operating Loss Carryforwards [Line Items]
Lease description			Under the terms of the lease, the Company is required to pay $8,000 per month for the facility beginning February 1, 2022 and increasing by 3% on January 1, 2023
Expiration date			Jan. 01, 2024
Lessee, Operating Lease, Lease Not yet Commenced, Option to Extend			the Company has two options to extend the lease by 5 years per option. The Company also has the option to extend the term of the lease for an additional year for the next 5 years upon the same terms and conditions
Lease extension term			5 years
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards | $							$ 82,507,844
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards | $							$ 69,144,542